OPTIONS AND NONVESTED SHARES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 09, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants and Options Disclosure [Line Items]
Stock compensation expense to be recognized with respect to non-vested shares		$ 79,691,474
Stock compensation expense with respect to non-vested shares weighted average vesting period		2 years 7 months 24 days
General and Administrative Expense [Member]
Warrants and Options Disclosure [Line Items]
Stock compensation expense with respect to stock options		$ 0	$ 649,203	$ 1,117,994
Stock compensation expense with respect to nonvested shares		$ 33,903,283	$ 23,756,308	$ 10,996,278
2008 Equity Incentive Plan [Member]
Warrants and Options Disclosure [Line Items]
Stock Incentive Option Granted Percentage	10.00%
Fair Value Market Exercise Price Percentage	110.00%
Options granted terms	10 years